26. POST-EMPLOYMENT OBLIGATIONS (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Expense amount recognized in the Statement of income		R$ 56	R$ 68	R$ 65
Estimate of contributions expected to be paid to plan for next annual reporting period	R$ 1,059
Description of insurance policy				On 2017, the Company changed its life insurance policy, resulting in reduction of the retirees’ capital insured by 20% at each 5-year interval, from aged 60, down to a minimum of 20%. These changes resulted in a reduction of R$ 619 in the post-employment obligations reported on December 31, 2017, with counterpart in the Statement of income in 2017.
Forluz Pension Fund [Member]
Disclosure of defined benefit plans [line items]
Obligation for past actuarial deficits relating to pension fund		R$ 566	652
Inflation index rate		6.00%
Funded Benefit Plan ('Plan A') [Member]
Disclosure of defined benefit plans [line items]
Benefit amount payable		R$ 550	378
Remuneratory interest applicable on outstanding balance		6.00%
Estimate of contributions expected to be paid to plan for next annual reporting period	286
Postretirement Benefits Plan [Member]
Disclosure of defined benefit plans [line items]
Expense amount recognized in the Statement of income		R$ 408	337	R$ 391
Finance expenses		R$ 56	R$ 68	R$ 65
Health Plan And Dental Plan [Member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of expected rates of inflation			1.00%
Defined Contribution Plan [Member]
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	R$ 79